Consolidated Statements of Changes in Redeemable Preferred Stock and Stockholders' Equity - USD ($)	Common Stock	Additional paid in capital	Treasury stock	Retained Earnings	Redeemable Preferred Stock	Total
Balance at Dec. 31, 2024	$ 440,000	$ 475,812,000	$ (33,524,000)	$ 164,914,000		$ 607,642,000
Balance (in shares) at Dec. 31, 2024					40,455
Issue of common stock	2,000	(2,000)
Issue of common stock (in shares)					239
Share-based compensation		1,289,000				1,289,000
Preferred dividends				(1,265,000)		(1,265,000)
Common dividends				(5,268,000)		(5,268,000)
Net Income				15,853,000		15,853,000
Balance at Jun. 30, 2025	$ 443,000	477,098,000	(33,524,000)	174,234,000		$ 618,251,000
Balance (in shares) at Jun. 30, 2025	40,694				40,694
Balance at Dec. 31, 2024					$ 27,782,000
Balance (in shares) at Dec. 31, 2024						30
Balance at Jun. 30, 2025					$ 27,782,000
Balance (in shares) at Jun. 30, 2025					30	30
Balance at Dec. 31, 2024	$ 440,000	475,812,000	(33,524,000)	164,914,000		$ 607,642,000
Balance (in shares) at Dec. 31, 2024					40,455
Balance at Dec. 31, 2025	443,000	478,619,000	(33,524,000)	188,799,000		$ 634,337,000
Balance (in shares) at Dec. 31, 2025					40,731
Balance at Dec. 31, 2024					$ 27,782,000
Balance (in shares) at Dec. 31, 2024						30
Balance at Mar. 31, 2025	$ 442,000	476,458,000	(33,524,000)	167,301,000		$ 610,677,000
Balance (in shares) at Mar. 31, 2025	40,624
Issue of common stock	$ 1,000	(1,000)				0
Issue of common stock (in shares)	70
Share-based compensation		642,000				642,000
Preferred dividends				(637,000)		(637,000)
Common dividends				(2,031,000)		(2,031,000)
Net Income				9,599,000		9,599,000
Balance at Jun. 30, 2025	$ 443,000	477,098,000	(33,524,000)	174,234,000		$ 618,251,000
Balance (in shares) at Jun. 30, 2025	40,694				40,694
Balance at Mar. 31, 2025					$ 27,782,000
Balance (in shares) at Mar. 31, 2025					30
Balance at Jun. 30, 2025					$ 27,782,000
Balance (in shares) at Jun. 30, 2025					30	30
Balance at Dec. 31, 2025	$ 443,000	478,619,000	(33,524,000)	188,799,000		$ 634,337,000
Balance (in shares) at Dec. 31, 2025					40,731
Issue of common stock	1,000	(1,000)			$ 120
Share-based compensation		1,161,000				1,161,000
Common dividends				(19,579,000)		(19,579,000)
Net Income				84,099,000		84,099,000
Balance at Jun. 30, 2026	$ 444,000	479,779,000	(33,524,000)	253,319,000		700,018,000
Balance (in shares) at Jun. 30, 2026	40,851				40,851
Balance at Mar. 31, 2026	$ 444,000	479,149,000	(33,524,000)	208,717,000		654,786,000
Balance (in shares) at Mar. 31, 2026	40,802
Issue of common stock	$ 1,000	(1,000)
Issue of common stock (in shares)	49
Share-based compensation		630,000				630,000
Common dividends				(15,913,000)		(15,913,000)
Net Income				60,515,000		60,515,000
Balance at Jun. 30, 2026	$ 444,000	$ 479,779,000	$ (33,524,000)	$ 253,319,000		$ 700,018,000
Balance (in shares) at Jun. 30, 2026	40,851				40,851